Acquisitions and Divestitures - Narrative (Details) € in Thousands, $ in Thousands, $ in Thousands																3 Months Ended								12 Months Ended
	Sep. 04, 2019 CAD ($)	Sep. 04, 2019 USD ($)	Sep. 04, 2018 CAD ($)	Sep. 04, 2018 USD ($)	Jul. 26, 2018 USD ($)	Apr. 09, 2018 EUR (€)	Apr. 09, 2018 USD ($)	Mar. 09, 2018 USD ($)	Feb. 01, 2018 USD ($)	Jan. 31, 2018 USD ($)	Nov. 01, 2017 employee	Jun. 30, 2017 CAD ($) employee country	Jun. 30, 2017 USD ($) employee	May 09, 2017 USD ($)	Nov. 01, 2016 USD ($)	Sep. 30, 2018 USD ($) country	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) country	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) country
Business Acquisition [Line Items]
Revenue from product sales and services																$ 366,326	$ 342,475	$ 333,690	$ 297,051	$ 356,508	$ 311,143	$ 299,901	$ 279,872	$ 1,339,541	$ 1,247,424	$ 1,137,196
Earnings before interest, taxes, depreciation and amortization (EBITDA)																								152,706	147,090	106,444
Proceeds from sale of business																								$ 430	$ 0	$ 4,547
Number of countries in which entity operates | country																9								9
IsH20Top Group
Business Acquisition [Line Items]
Business combination, consideration transferred			$ 3,651	$ 2,804
Payments to acquire businesses, gross			$ 3,171	$ 2,435
Earn Out Payment, Period			1 year	1 year
Proceeds from Previous Acquisition			$ 226	$ 175
IsH20Top Group | General and administrative expense
Business Acquisition [Line Items]
Transaction costs				$ 188
ProAct
Business Acquisition [Line Items]
Payments to acquire businesses, gross					$ 133,772
Revenue from product sales and services																								$ 8,042
Earnings before interest, taxes, depreciation and amortization (EBITDA)																								$ 590
ProAct | General and administrative expense
Business Acquisition [Line Items]
Transaction costs					1,067
ETS
Business Acquisition [Line Items]
Business combination, consideration transferred															$ 10,730
Number of employees | employee											10
ETS | General and administrative expense
Business Acquisition [Line Items]
Transaction costs															$ 16
Noble
Business Acquisition [Line Items]
Business combination, consideration transferred														$ 7,634
Payments to acquire businesses, gross														5,915
Consideration transferred, liabilities incurred														1,719
Contingent consideration arrangements, range of outcomes, value, high														2,366
Noble | General and administrative expense
Business Acquisition [Line Items]
Transaction costs														$ 116
ADI Group, Inc.
Business Acquisition [Line Items]
Business combination, consideration transferred												$ 72,220	$ 55,558
Payments to acquire businesses, gross												67,320	51,785
Consideration transferred, liabilities incurred												4,900	$ 3,773
Contingent consideration arrangements, range of outcomes, value, high												$ 7,480															$ 5,760
Number of employees | employee												260	260
Number of countries in which entity operates | country												35															35
ADI Group, Inc. | General and administrative expense
Business Acquisition [Line Items]
Transaction costs																											$ 109
Olson Irrigation Systems
Business Acquisition [Line Items]
Business combination, consideration transferred													$ 9,406
Olson Irrigation Systems | General and administrative expense
Business Acquisition [Line Items]
Transaction costs																											$ 140
Pacific Ozone
Business Acquisition [Line Items]
Business combination, consideration transferred								$ 2,000
Payments to acquire businesses, gross								6,557
Consideration transferred, liabilities incurred								$ 8,557
Earn Out Payment, Period								3 years
Proceeds from Previous Acquisition								$ 934
Pacific Ozone | General and administrative expense
Business Acquisition [Line Items]
Transaction costs								$ 191
Pure Water
Business Acquisition [Line Items]
Business combination, consideration transferred									$ 993
Payments to acquire businesses, gross									3,706
Consideration transferred, liabilities incurred									$ 4,699
Proceeds from Previous Acquisition										$ 461
Pure Water | General and administrative expense
Business Acquisition [Line Items]
Transaction costs					$ 132
Evoqua Water Technologies S.r.l. [Member]
Business Acquisition [Line Items]
Proceeds from sale of business						€ 350	$ 430
Scenario, Forecast [Member] | IsH20Top Group
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 480	$ 369